Note 23 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of net defined benefit liability (asset) [text block]
	2018	2017	2016
Present value of funded obligations	(5,161.0)	(5,027.7)	(4,592.1)
Fair value of plan assets	4,059.6	4,006.2	3,845.2
Present value of net funded obligations	(1,101.4)	(1,021.5)	(746.9)
Present value of unfunded obligations	(790.9)	(757.4)	(741.3)
Present value of net obligations	(1,892.3)	(1,778.9)	(1,488.2)
Asset ceiling	(298.3)	(368.4)	(532.2)
Net liability	(2,190.6)	(2,147.3)	(2,020.4)
Other long term employee benefits	(88.7)	(105.0)	(83.8)
Total employee benefits	(2,279.3)	(2,252.3)	(2,104.2)
Employee benefits amount in the balance sheet:
Liabilities	(2,343.6)	(2,310.7)	(2,137.7)
Assets	64.3	58.4	33.5
Net liabilities	(2,279.3)	(2,252.3)	(2,104.2)

Disclosure of defined benefit obligation [text block]
	2018	2017	2016
Defined benefit obligation at January 1 st	(5,785.1)	(5,333.4)	(5,403.0)
Acquisitions through exchange transaction of shareholdings	3.5	–	(67.3)
Service cost	(42.5)	(38.2)	(43.1)
Interest cost	(335.7)	(321.5)	(320.5)
Gains and (losses) on settlements or reductions in benefits	7.0	3.9	2.2
Contributions by plan participants	(4.4)	(4.1)	(5.2)
Actuarial gains and (losses) - geographical assumptions	9.9	77.3	(20.1)
Actuarial gains and (losses) - financial assumptions	(13.1)	(140.3)	(321.1)
Experience adjustment	106.4	(115.7)	(182.8)
Reclassifications	–	(7.5)	11.1
Effect of exchange rate fluctuations	(321.0)	(306.5)	599.6
Benefits paid	423.1	400.9	416.8
Defined benefit obligation at December, 31	(5,951.9)	(5,785.1)	(5,333.4)

Disclosure of the change in fair value of the plan assets [text block]
	2018	2017	2016
Fair value of plan assets at January 1 st	4,006.2	3,845.2	3,781.4
Interest Income	267.8	273.3	274.7
Administrative costs	(3.8)	(3.4)	(3.7)
Expected Return excluding interest income	(168.8)	(64.8)	269.8
Acquisition through business combination	–	–	73.5
Contributions by employer	213.3	183.2	175.9
Contributions by plan participants	4.7	4.5	5.6
Exchange differences	170.6	166.8	(315.3)
Curtailments, settlements and others	(8.0)	–	–
Benefits paid excluding costs of administration	(422.4)	(398.6)	(416.7)
Fair value of plan assets at December, 31	4,059.6	4,006.2	3,845.2

Disclosure of asset ceiling [text block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom; background-color: White"> <td style="color: Black; padding-bottom: 1pt"> </td> <td style="color: Black; font-weight: bold"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: right">2018</td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: right">2017</td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: right">2016</td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 61%; color: Black; font-weight: bold; text-align: left"> Asset ceiling impact at January 1 st </td> <td style="width: 1%; color: Black; font-weight: bold"> </td> <td style="width: 1%; color: Black; font-weight: bold; text-align: left"> </td> <td style="width: 10%; color: Black; font-weight: bold; text-align: right"> 58.4 </td> <td style="white-space: nowrap; width: 1%; color: Black; font-weight: bold; text-align: left"> </td> <td style="width: 1%; color: Black; font-weight: bold"> </td> <td style="width: 1%; color: Black; font-weight: bold; text-align: left"> </td> <td style="width: 10%; color: Black; font-weight: bold; text-align: right"> 33.5 </td> <td style="white-space: nowrap; width: 1%; color: Black; font-weight: bold; text-align: left"> </td> <td style="width: 1%; color: Black; font-weight: bold"> </td> <td style="width: 1%; color: Black; font-weight: bold; text-align: left"> </td> <td style="width: 10%; color: Black; font-weight: bold; text-align: right"> 8.6 </td> <td style="white-space: nowrap; width: 1%; color: Black; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="color: Black; text-align: left">Acquisitions through exchange transaction of shareholdings</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> (4.9 </td> <td style="white-space: nowrap; color: Black; text-align: left">)</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> – </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 10.4 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="color: Black; text-align: left">Interest income/(expenses)</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 4.2 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 2.8 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 1.3 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="color: Black; text-align: left">Change in asset ceiling excluding amounts included in interest income/(expenses)</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> (0.6 </td> <td style="white-space: nowrap; color: Black; text-align: left">)</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 8.8 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 15.8 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="color: Black; text-align: left">Effect of exchange rate fluctuations</td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 7.2 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> 0.9 </td> <td style="white-space: nowrap; color: Black; text-align: left"> </td> <td style="color: Black"> </td> <td style="color: Black; text-align: left"> </td> <td style="color: Black; text-align: right"> (2.6 </td> <td style="white-space: nowrap; color: Black; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="color: Black; padding-bottom: 1pt">Others</td> <td style="color: Black"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: right"> – </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> <td style="color: Black; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: right"> 12.4 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> <td style="color: Black; border-bottom: Black 1pt solid"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; color: Black; text-align: right"> – </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; color: Black; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="color: Black; font-weight: bold; text-align: left">Asset ceiling impact at December 31</td> <td style="color: Black; font-weight: bold"> </td> <td style="color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold; text-align: right"> 64.3 </td> <td style="white-space: nowrap; color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold"> </td> <td style="color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold; text-align: right"> 58.4 </td> <td style="white-space: nowrap; color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold"> </td> <td style="color: Black; font-weight: bold; text-align: left"> </td> <td style="color: Black; font-weight: bold; text-align: right"> 33.5 </td> <td style="white-space: nowrap; color: Black; font-weight: bold; text-align: left"> </td> </tr> </table>
Disclosure of defined benefit plans recognized in the income statement [text block]
	2018	2017	2016
Current service costs	(42.5)	(38.2)	(43.1)
Administrative costs	(3.8)	(3.4)	(3.7)
(Gains) losses on settlements and curtailments	7.3	4.2	0.7
Income from operations	(39.0)	(37.4)	(46.1)
Financial cost	(103.0)	(101.3)	(105.6)
Total expense for employee benefits	(142.0)	(138.7)	(151.7)

Disclosure of employee benefit revenue (expenses) allocation in income statement [text block]
	2018	2017	2016
Cost of sales	(19.2)	(22.3)	(24.5)
Sales and marketing expenses	(8.8)	(5.0)	(9.5)
Administrative expense	(11.0)	(10.1)	(10.2)
Financial expenses	(103.0)	(101.3)	(105.6)
Exceptional items	–	–	(1.9)
	(142.0)	(138.7)	(151.7)

Disclosure of actuarial assumptions of the entity [text block]
		2018(i)			2017(i)			2016(i)
Discount rate	3.9%	to	9.6%	3.6%	to	10.6%	3.9%	to	10.5%
Inflation	2.0%	to	4.0%	2.0%	to	5.0%	2.0%	to	5.2%
Future salary increases	1.0%	to	7.1%	1.0%	to	8.7%	1.0%	to	8.5%
Future pension increases	2.0%	to	4.0%	2.0%	to	4.3%	2.0%	to	4.5%
Medical cost trend rate	4.5%	to	7.9% p.a. reducing to 7.9%	4.5%	to	7.9% p.a. reducing to 7.9%	3.8%	to	8.2% p.a. reducing to 8.2%
Dental claims trend rate		4.0%			4.3%			4.5%

Life expectation for an over 65 years old male	83	to	87	83	to	87	80	to	86
Life expectation for an over 65 years old female	85	to	89	86	to	89	83	to	89

Disclosure of sensitivity analysis for actuarial assumptions [text block]
		2018		2017		2016
In million of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(113.8)	98.0	(119.7)	102.3	(104.7)	90.2
Discount rate	50 bases points	295.8	(314.4)	289.7	(309.2)	292.6	(311.5)
Future salary increase	50 bases points	(24.2)	23.0	(12.9)	12.3	(16.6)	15.3
Longevity	One year	(177.8)	174.0	(180.6)	176.5	(175.9)	172.9

Disclosure of plan assets components [text block]
	2018			2017			2016
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	50%	–	50%	50%	–	50%	41%	–	41%
Corporate bonds	7%	–	7%	7%	–	7%	13%	–	13%
Equity instruments	14%	–	14%	14%	–	14%	18%	–	18%
Cash	–	–	–	–	–	–	1%	–	1%
Others	29%	–	29%	29%	–	29%	27%	–	27%